Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Notes to Financial Statements
Prepaid Officers Compensation	$ 406,766	$ 445,149	$ 521,916	$ 1,334,261
Prepaid Directors Compensation	117,766	147,207	206,090	323,855
Prepaid Marketing Expenses		13,750	19,250	33,000
Other Prepaid Expenses and Current Assets	15,069	28,616	27,082	25,435
Total	$ 539,601	$ 634,722	$ 774,338	$ 1,716,551